Summary of Significant Accounting Policies (Details) - Schedule of Property and equipment	Dec. 31, 2023
Computers [Member]
Schedule of Property and equipment [Line Items]
Property and equipment estimated useful life	3 years
Laboratory equipment [Member] | Minimum [Member]
Schedule of Property and equipment [Line Items]
Property and equipment estimated useful life	5 years
Laboratory equipment [Member] | Maximum [Member]
Schedule of Property and equipment [Line Items]
Property and equipment estimated useful life	7 years
Machinery and Equipment [Member] | Minimum [Member]
Schedule of Property and equipment [Line Items]
Property and equipment estimated useful life	6 years
Machinery and Equipment [Member] | Maximum [Member]
Schedule of Property and equipment [Line Items]
Property and equipment estimated useful life	10 years
Office Equipment [Member]
Schedule of Property and equipment [Line Items]
Property and equipment estimated useful life	14 years
Leasehold Improvements [Member] | Minimum [Member]
Schedule of Property and equipment [Line Items]
Property and equipment estimated useful life	2 years
Leasehold Improvements [Member] | Maximum [Member]
Schedule of Property and equipment [Line Items]
Property and equipment estimated useful life	8 years